Fees Summary	Dec. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,904,000
Previously Paid Amount	0
Total Fee Amount	597.7
Total Offset Amount	0
Net Fee	$ 597.7